Investments Accounted for by the Equity Method and Variable Interest Entities (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Summarized financial information of equity method investment
The following table summarizes the Company's equity method investments as of December 31, 2015:

Name	Economic Interest	Investment Balance
		(In millions)
Desert Sunlight	25%	291
GenConn(a)(b)	50%	110
Elkhorn Ridge(c)	50.3%	96
San Juan Mesa(c)	56.3%	80
NRG DGPV Holdco 1 LLC(d)	95%	71
NRG RPV Holdco 1 LLC(e)	95%	58
Avenal(b)	50%	(9)

(a) GenConn is a variable interest entity.
(b) The Company's interest in GenConn and Avenal increased from 49.95% to 50% on September 30, 2015.
(c) San Juan Mesa and Elkhorn Ridge are part of the TE Wind Holdco tax equity structure, as described below. San Juan Mesa and Elkhorn Ridge are owned 75% and 66.7%, respectively, by TE Wind Holdco. The Company owns 75% of the Class B interests in TE Wind Holdco.
(d) NRG DGPV Holdco 1 LLC is a tax equity structure and is a VIE. The related allocations are described below.
(e) NRG RPV Holdco 1 LLC is a tax equity structure and is a VIE. The related allocations are described below.

NRG DGPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Summarized financial information of equity method investment			The following illustrates the structure of DGPV Holdco:
NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Summarized financial information of equity method investment			The following illustrates the structure of RPV Holdco:
GCE Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Summarized financial information of equity method investment
The following table presents summarized financial information for GCE Holding LLC:

	Three months ended March 31,
(In millions)	2016	2015
Income Statement Data:
Operating revenues	$18	$22
Operating income	9	9
Net income	$7	$6

	March 31, 2016	December 31, 2015
Balance Sheet Data:	(In millions)
Current assets	$29	$36
Non-current assets	411	416
Current liabilities	13	16
Non-current liabilities	211	215

The following table presents summarized financial information for GCE Holding LLC:

	Three months ended June 30,		Six months ended June 30,
(In millions)	2016	2015	2016	2015
Income Statement Data:
Operating revenues	$18	$18	$36	$40
Operating income	10	11	19	20
Net income	$6	$8	$13	$14

	June 30, 2016	December 31, 2015
Balance Sheet Data:	(In millions)
Current assets	$34	$36
Non-current assets	408	416
Current liabilities	14	16
Non-current liabilities	$211	$215

Entities that are not consolidated [Member]
Schedule of Equity Method Investments [Line Items]
Summarized financial information of equity method investment
The following tables present summarized financial information for the Company's significant equity method investments:

	Year Ended December 31,
	2015	2014	2013
Income Statement Data:	(In millions)
GenConn
Operating revenues	78	82	80
Operating income	40	40	44
Net income	28	28	31
Desert Sunlight
Operating revenues	206
Operating income	124
Net income	73

		As of December 31,
		2015	2014
Balance Sheet Data:		(In millions)
GenConn
Current assets		36	33
Non-current assets		416	438
Current liabilities		16	20
Non-current liabilities		215	223
Desert Sunlight
Current assets		310
Non-current assets		1,435
Current liabilities		82
Non-current liabilities		1,086

Consolidated Entities [Member]
Schedule of Equity Method Investments [Line Items]
Summarized financial information of equity method investment consisted of the following as of December 31, 2015:

(In millions)	NRG TE Wind Holdco	Alta Wind TE Holdco	Spring Canyon
Other current and non-current assets	$204	$18	$3
Property, plant and equipment	663	484	104
Intangible assets	2	287	—
Total assets	869	789	107
Current and non-current liabilities	220	10	5
Total liabilities	220	10	5
Noncontrolling interest	268	121	70
Net assets less noncontrolling interests	$381	$658	$32

Schedule of Variable Interest Entities [Table Text Block]
Summarized financial information for the Company's consolidated VIEs consisted of the following as of March 31, 2016:

(In millions)	NRG Wind TE Holdco	Alta Wind TE Holdco	Spring Canyon
Other current and non-current assets	$205	$21	$4
Property, plant and equipment	651	478	104
Intangible assets	2	284	—
Total assets	858	783	108
Current and non-current liabilities	226	8	7
Total liabilities	226	8	7
Noncontrolling interest	260	123	71
Net assets less noncontrolling interests	$372	$652	$30

Summarized financial information for the Company's consolidated VIEs consisted of the following as of June 30, 2016:

(In millions)	NRG Wind TE Holdco	Alta Wind TE Holdco	Spring Canyon
Other current and non-current assets	$190	$27	$4
Property, plant and equipment	638	472	102
Intangible assets	2	281	—
Total assets	830	780	106
Current and non-current liabilities	215	8	6
Total liabilities	215	8	6
Noncontrolling interest	235	121	70
Net assets less noncontrolling interests	$380	$651	$30